Earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average number of shares used in computing basic loss per share (in shares)	32,469,957	31,005,171	25,000,652
Weighted average number of shares used in computing diluted loss per share (in shares)	33,265,567	31,005,171	25,000,652
Number of potential future dilutive shares (in shares)	795,610	835,422	794,377